SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income allocated to common shareholders, basic and diluted	$ 1,934	$ 2,916
Basic
Weighted-average common shares outstanding	8,374,624	7,950,228
Diluted
Weighted-average common shares outstanding (diluted)	8,374,624	7,950,228